Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Income Statements) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Condensed Financial Statements, Captions [Line Items]
Total revenues	$ 2,392,849	$ 488,426	$ 140,854	$ 137,802	$ 2,327,915	$ 451,882	$ 131,332	$ 125,185	$ 3,159,931	$ 3,036,314	$ 3,038,153
Cost of revenues									1,739,729	1,644,377	1,685,552
Goodwill, Impairment Loss									0	0
Selling, general and administrative									668,152	675,953	719,409
Total operating expenses									2,407,881	2,320,330	2,404,961
Other income, net									6,054	6,254	5,249
Interest expense on borrowings									(89,372)	(92,951)	(68,962)
Income from continuing operations before income taxes	1,231,021	(120,805)	(236,265)	(205,219)	1,211,903	(150,598)	(228,469)	(203,549)	668,732	629,287	569,479
Income taxes (benefit)	85,057	122,120	(87,953)	(77,401)	425,333	(49,386)	(85,054)	(82,523)	41,823	208,370	185,926
Net income (loss) from continuing operations	1,145,964	(242,925)	(148,312)	(127,818)	786,570	(101,212)	(143,415)	(121,026)	626,909	420,917	383,553
Net loss from discontinued operations, net of tax benefits of $7,016, $6,986 and $5,414	(3,037)	(2,720)	(5,254)	(2,749)	(3,218)	(3,302)	(2,805)	(2,647)	(13,760)	(11,972)	(9,286)
NET INCOME	$ 1,142,927	$ (245,645)	$ (153,566)	$ (130,567)	$ 783,352	$ (104,514)	$ (146,220)	$ (123,673)	613,149	408,945	374,267
Other comprehensive loss									996	(4,066)	(12,973)
Comprehensive income									614,145	404,879	361,294
H&R Block, Inc. (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative											2,537
Total operating expenses											2,537
Other income, net									599,202	399,996	375,136
Income from continuing operations before income taxes									599,202	399,996	372,599
Income taxes (benefit)									(13,947)	(8,949)	(1,668)
Net income (loss) from continuing operations									613,149	408,945	374,267
Net loss from discontinued operations, net of tax benefits of $7,016, $6,986 and $5,414									0
NET INCOME									613,149	408,945	374,267
Other comprehensive loss									996	(4,066)	(12,973)
Comprehensive income									614,145	404,879	361,294
Other Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Total revenues									3,028,576	2,877,265	2,868,343
Cost of revenues									1,696,719	1,580,425	1,588,450
Selling, general and administrative									664,723	671,653	703,375
Total operating expenses									2,361,442	2,252,078	2,291,825
Other income, net									36,667	9,330	(9,965)
Interest expense on borrowings									(304)	(688)	(431)
Income from continuing operations before income taxes									703,497	633,829	566,122
Income taxes (benefit)									60,973	210,847	186,183
Net income (loss) from continuing operations									642,524	422,982	379,939
Net loss from discontinued operations, net of tax benefits of $7,016, $6,986 and $5,414									(5)	733
NET INCOME									642,519	423,715	379,939
Other comprehensive loss									996	(4,066)	(12,973)
Comprehensive income									643,515	419,649	366,966
Eliminations
Condensed Financial Statements, Captions [Line Items]
Total revenues									(60,998)	(27,610)	(22,888)
Cost of revenues									(38,736)	(7,709)	(5,605)
Selling, general and administrative									(22,262)	(19,901)	(17,283)
Total operating expenses									(60,998)	(27,610)	(22,888)
Other income, net									(660,120)	(428,433)	(381,395)
Income from continuing operations before income taxes									(660,120)	(428,433)	(381,395)
Net income (loss) from continuing operations									(660,120)	(428,433)	(381,395)
NET INCOME									(660,120)	(428,433)	(381,395)
Other comprehensive loss									(996)	4,066	21,417
Comprehensive income									(661,116)	(424,367)	(359,978)
Block Financial Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues									192,353	186,659	192,698
Cost of revenues									81,746	71,661	102,707
Selling, general and administrative									25,691	24,201	30,780
Total operating expenses									107,437	95,862	133,487
Other income, net									30,305	25,361	21,473
Interest expense on borrowings									(89,068)	(92,263)	(68,531)
Income from continuing operations before income taxes									26,153	23,895	12,153
Income taxes (benefit)									(5,203)	6,472	1,411
Net income (loss) from continuing operations									31,356	17,423	10,742
Net loss from discontinued operations, net of tax benefits of $7,016, $6,986 and $5,414									(13,755)	(12,705)	(9,286)
NET INCOME									17,601	4,718	1,456
Other comprehensive loss											(8,444)
Comprehensive income									$ 17,601	$ 4,718	$ (6,988)